Financial Statement Details (Tables)	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventories

	September 30, 2024	December 31, 2023
Finished goods	$17,796	$18,939
Raw materials and components	322	1,616
Total inventories	$18,118	$20,555

Schedule of Prepaid Expenses and Other

	September 30, 2024	December 31, 2023
Rebate receivables	$1,407	$1,950
Receivables from contract manufacturers	716	1,823
Software licenses	770	504
Other	734	660
Total prepaid expenses and other	$3,627	$4,937

Schedule of Accrued Expenses and Other Current Liabilities

	September 30, 2024	December 31, 2023
Royalties	$968	$845
Payroll and related expenses	7,778	3,608
Professional fees	–	–
Accrued interest	2,042	1,038
Deferred revenue	9,212	2,717
Operating lease liabilities	1,303	1,226
Accrued contract manufacturing liabilities	5,049	7,537
Other	4,795	4,078
Total accrued expenses and other current liabilities	$31,147	$21,049

Schedule of Other Long-term Liabilities

	September 30, 2024	December 31, 2023
Long-term deferred revenue	$6,352	$1,704
Other	147	647
Total other long-term liabilities	$6,499	$2,351